Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2024
Financial Risk Management [Abstract]
Schedule of Carrying Amount in the Statement of Financial Position	The tables include both interest and principal cash flows disclosed as remaining contractual maturities and therefore these totals may differ from their carrying amount in the statement of financial position.
Consolidated - 30 June 2024	Weighted average interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Remaining contractual maturities
	%	$	$	$	$

Non-derivatives
Non-interest bearing
Trade payables	-	387,034	-	-	387,034
Payroll liabilities	-	702,619	-	-	702,619
Other loans	-	5,086	13,550	-	18,636

Interest-bearing - fixed rate
Borrowings	0.50%	156,066	-	-	156,066
Borrowings – Shareholder Loans	12.00%	1,938,778	-	-	1,938,778
Borrowings – Convertible Notes	12.00%	-	1,307,573	-	1,307,573
Borrowings – Convertible Notes	6.00%	-	670,743	-	670,743
Total non-derivatives		3,189,583	1,991,866	-	5,181,449

Consolidated - 30 June 2023	Weighted average interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Remaining contractual maturities
	%	$	$	$	$

Non-derivatives
Non-interest bearing
Trade and GST payables	-	314,425	-	-	314,425
Payroll liabilities	-	292,755	-	-	292,755
Other loans	-	5,086	13,550	-	18,636

Interest-bearing - fixed rate
Lease liability	4.20%	12,000	-	-	12,000
Borrowings	0.50%	-	155,304	-	155,304
Borrowings – Shareholder Loans*	12.00%	-	1,938,287	-	1,938,287
Borrowings – Convertible Notes	12.00%	-	-	1,095,452	1,095,452
Total non-derivatives		624,266	2,107,141	1,095,452	3,826,859
*	The Shareholder loans in the table reflect the maturity date as at 30 June, 2023. During October 2023, all Shareholder loan holders agreed to extend the loans with a new maturity date to 31 December, 2024 and a new approximate contractual maturity repayment amount of $2.015m (see note 36 for further details).